Related Party Transactions	12 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
8.	RELATED PARTY TRANSACTIONS

Related parties’ relationships as follows:

Name	Relationship
Mr. Hongyu Zhang	Shareholder; director of various subsidiaries
HangZhouTianQi Network Technology Co. Ltd.	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd.	Common control by Mr. Hongyu Zhang
Hangzhou Yuao Investment Management Partnership (“Yuao”)	Common control by legal representative of Guanpeng
Mr. Limin Liu	Chief Executive Officer
Guo Ronghong Business Factoring Shenzhen Co., Ltd.	Common control by Mr. Hongyu Zhang

Short-term investment – related party consisted of the following:

	March 31, 2020	March 31, 2020
Yuao	$2,120 ,972	$3,378,706
Guo Ronghong Business Factoring Shenzhen Co., Ltd	$1,845,504
Total	3,966,476	3,378,706

Yuao is controlled by the legal representative of Guanpeng, our 51% owned subsidiary. The Company earns a 5% interest from subscribing to certain wealth management product from Hangzhou Yuao. The maturity date for the investment is less than one year.

Other related parties’ payables consisted of the following:

	March 31, 2021	March 31, 2020
Mr. Hongyu Zhang	-	8,100
HangZhouTianQi Network Technology Co. Ltd.	45,169	41,766
Hangzhou Qianlu Information Technology Co. Ltd.	25,247	353,824
Mr. Limin Liu	610,352	-
Guo Ronghong Business Factoring Shenzhen Co., Ltd	7,603	-
Total	$688,371	$403,690

Outstanding payables to Mr. Hongyu Zhang, Hangzhou Qianlu Information Techonology Co. Ltd., and Mr. Limin Liu consist of working capital advances and borrowings. These amounts are due on demand and non-interest bearing.

Outstanding payable to HangZhouTianQi Network Technology Co. Ltd. consists of rent owed, which are non-interest bearing and due on demand.